Share-based Payments - Additional Information (Details)		12 Months Ended
	Jul. 25, 2017	Dec. 31, 2019 GBP (£) shares yr £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares £ / shares	Dec. 31, 2010 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price volatility calculation period		five-year
Expected dividend yield calculation determination		The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price		20.00%	20.00%
Number of options granted							0
Maximum savings by participant to buy shares in any tax year | £		£ 6,000
Sharesave Scheme (SAYE) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		3 years
Sharesave Scheme (SAYE) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		5 years
Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £		£ 3,600
Investment holding period		3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £		£ 1,800
Period taken to transfer to participants tax free		5 years
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		4,552,000		3,067,000	3,067,000
Number of options outstanding		9,193,000	9,193,000	6,908,000	6,908,000	6,030,000
Number of share options exercisable		739,000	739,000	676,000	676,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 28.31		£ 38.90		£ 51.95
Weighted average remaining contractual life of outstanding shares		8 years 2 months 12 days		8 years 1 month 6 days	8 years 1 month 6 days	8 years 1 month 6 days
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		202,000		66,000	66,000
Number of options outstanding		318,000	318,000	306,000	306,000	378,000
Number of share options exercisable		25,000	25,000	22,000	22,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 30.87		£ 40.62		£ 52.08
Weighted average remaining contractual life of outstanding shares		8 years 3 months 18 days		8 years 1 month 6 days	8 years 1 month 6 days	8 years 3 months 18 days
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		2,097,000		1,262,000	1,262,000
Number of options outstanding		3,748,000	3,748,000	3,248,000	3,248,000	2,962,000
Number of share options exercisable		90,000	90,000	79,000	79,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 28.40		£ 40.00		£ 52.52
Weighted average remaining contractual life of outstanding shares		1 year 6 months		1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		202,000		66,000	66,000
Number of options outstanding		282,000	282,000	281,000	281,000	382,000
Number of share options exercisable		6,000	6,000	5,000	5,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 30.06		£ 40.51		£ 52.50
Weighted average remaining contractual life of outstanding shares		1 year 6 months		1 year 1 month 6 days	1 year 1 month 6 days	1 year 2 months 12 days
Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding		2,479,057	2,479,057	1,208,129	1,208,129
Number of share options exercisable		43,924	43,924	72,033	72,033
Weighted average share price at date of exercise for share options exercised | $ / shares			$ 36.35		$ 51.43
Reynolds American Inc. | Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life of outstanding shares		1 year 11 months 4 days		1 year 10 months 28 days	1 year 10 months 28 days	2 years 2 months 1 day
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nil-cost options exercisable - contractual life in years | yr		10
Options exercisable period		3 years
Long Term Incentive Plan | Earnings Per Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		40.00%		40.00%	40.00%	40.00%
Long Term Incentive Plan | Operating Cash Flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%
Long Term Incentive Plan | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%
Long Term Incentive Plan | Net Turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%
Long Term Incentive Plan | Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		150.00%
Date of acquisition	Jul. 25, 2017